Derivatives and Hedging Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivatives and Hedging Instruments
(5)	Derivatives and Hedging Instruments

The Company uses exchange traded and over the counter (OTC) derivative instruments as a risk management strategy to hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Consolidated Financial Statements using valuation techniques further discussed in note 6.

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash Flow Hedges

Interest rate swaps (IRS) were used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities until January 2015. The Company uses foreign currency swaps to hedge against foreign currency and interest fluctuations on certain foreign denominated fixed-maturity securities. IRS and foreign currency swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and are determined to be highly effective as of June 30, 2016 and December 31, 2015. The cumulative amount of unrealized gains and losses on the effective portion of the IRS is recorded as a component of total other comprehensive income in the Consolidated Statements of Comprehensive Income (Loss).

The following table presents the components of the gains or losses related to the effective portion of the derivatives that qualify as cash flow hedges:

Derivatives designated as	Amount of gains (losses) recognized at June 30
cash flow hedging instruments	2016	2015
Interest rate swaps, net of tax benefit of $0 and $331 at June 30, 2016 and 2015, respectively	$—	(618)
Foreign currency swaps, net of tax expense of $12,141 and $2,849, at June 30, 2016 and 2015, respectively	22,547	5,291

Total	$22,547	4,673

At June 30, 2016, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. Recurring interest income earned is recorded in Interest and similar income, net in the Consolidated Statements of Operations. In the event that cash flow hedge accounting is no longer applied, because the derivatives are no longer designated as a hedge, or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

Nonqualifying Strategies

Option Contracts

The Company utilizes OTC options and exchange traded options (ETOs) with the objective to economically hedge certain fixed-indexed annuity and life products tied to certain indices as well as certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allow the Company to mitigate counterparty credit risk. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AA+ from S&P. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

As of June 30, 2016 and December 31, 2015, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	June 30, 2016	December 31, 2015
Options:
Purchased (asset):
Amortized cost	$688,799	589,415
Fair value	529,525	359,949
Notional	43,058,328	28,073,842
Sold (liability):
Amortized cost	$515,628	341,266
Fair value	386,466	226,761
Notional	37,400,367	24,549,455

Futures

The Company utilizes exchange traded futures to economically hedge fixed-indexed annuity, life, and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index, therefore, no derivative assets and liabilities were recorded as of June 30, 2016 and December 31, 2015, respectively. Futures contracts are also utilized to hedge the investment risk associated with seed money. The fair value of the collateral posted for exchange traded derivatives is discussed in the derivative collateral management section below.

Interest Rate Swaps

The Company utilizes OTC and exchange traded IRS to economically hedge certain variable annuity and fixed-index annuity guarantees. The Company can receive the fixed or variable rate. The IRS are traded in varying maturities. The Company only enters into OTC IRS contracts with counterparties rated BBB+ or better.

IRS traded after May 2013 are centrally cleared through an exchange. For IRS traded prior to June 2013, the interest rate swap exposure was netted with other OTC derivatives upon settlement and were subject to the rules of the International Swaps and Derivatives Association, Inc. agreements. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

Total Return Swaps

The Company engages in the use of OTC Total Return Swaps (TRS), which allow the parties to exchange cash flows based on a variable reference rate such as the three-month London Interbank Offered Rate (LIBOR) and the return of an underlying index. The Company uses the TRS with the intent to economically hedge fixed-indexed annuity and variable annuity guarantees. The fair value of the collateral posted for OTC derivatives is discussed in the derivative collateral management section below.

To Be Announced Securities

Beginning in 2015, the Company began transacting OTC To Be Announced (TBA) securities to economically hedge market risks embedded in certain life and annuity products. The Company uses the OTC TBA forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company is exposed to market risk to the extent the Company is over or under-hedged from an economic perspective. To mitigate counterparty credit risk, the Company establishes relationships with only counterparties rated BBB+ and higher. The fair value of the collateral posted for OTC derivatives is discussed in the derivative collateral management section below.

Credit Default Swaps

The Company utilizes exchange traded credit default swaps (CDS), to economically hedge certain fixed-indexed annuity guarantees. The CDS within the investment portfolios assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company can be required to pay or be the net receiver on the contract depending on the net position. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount. The fair value of the collateral posted for exchange traded derivatives is discussed in the derivative collateral management section below.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of June 30, 2016 and December 31, 2015:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
June 30, 2016:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$400,100	1,929	7	BBB+

Total	$400,100	1,929

December 31, 2015:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$150,900	1,569	7	BBB+

Total	$150,900	1,569

Derivative Collateral Management

The Company manages separate collateral for exchange traded and OTC derivatives. The total non-cash collateral posted for exchange traded derivatives at June 30, 2016 and December 31, 2015, had a fair value of $1,018,501 and $1,019,112, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company retains ownership of the exchange traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding re-hypothecation. The total collateral posted for OTC derivatives at June 30, 2016 and December 31, 2015, had a fair value of $37,404 and $13,939, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.

Stock Appreciation Rights

The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with the Allianz SE stock-based compensation plan, which awards certain employees stock appreciation rights (SARs). The contracts are recorded at fair value within Derivatives on the Consolidated Balance Sheets with the change in fair value recorded in Change in fair value of assets and liabilities on the Consolidated Statements of Operations. As of June 30, 2016 and December 31, 2015, the Company owned 7,422 contracts with a cost of $293. See further discussion of the stock-based compensation plan in note 12.

Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum accumulation benefit (GMAB), which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within Account balances and future policy benefit reserves on the Consolidated Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Consolidated Statements of Operations.

The Company bifurcated and separately recorded an embedded derivative related to a certain CDO. This CDO was partially liquidated and consolidated in 2015. See note 4 for further detail relating to the liquidation of this CDO. Prior to consolidation, the embedded derivative was recorded within Derivatives on the Consolidated Balance Sheets, with changes in fair value reported in Change in fair value of assets and liabilities on the Consolidated Statements of Operations.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and non-qualifying strategies as of June 30, 2016 and December 31, 2015:

	Fair value
Derivatives designated as
cash flow hedging instruments	June 30, 2016	December 31, 2015
Foreign currency swaps	80,657	53,794

Total cash flow hedging instruments	$80,657	53,794

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net
OTC	$142,720	132,574
SARs	339	614
GMWB	(3,221,408)	(2,170,539)
GMAB	(456,872)	(374,857)
MVLO	(15,733,827)	(14,495,312)
TRS	49,931	(31,462)
IRS	597,554	82,705
TBA securities	1,342	(34)
Other embedded derivative	2,811	3,097

Total nonqualifying hedging instruments	(18,617,410)	(16,853,214)

Total derivative instruments	$(18,536,753)	(16,799,420)

Location in Consolidated Balance Sheets
Derivative assets	$1,487,474	591,609
Account balances and future policy benefit reserves	(19,412,107)	(17,040,708)
Derivative liability	(612,120)	(350,321)

Total derivative instruments	$(18,536,753)	(16,799,420)

The following table presents the gains or losses recognized in income on the various non-qualifying strategies:

Derivatives designated as nonqualifying hedging instruments and	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the six months ended June 30
certain hedged item, net	Statements of Operations	2016	2015
MVLO	Policy fees	$(414,929)	80,772
MVLO	Policyholder benefits	68,208	57,325
MVLO	Change in fair value of annuity and life embedded derivatives	(891,793)	26,520
GMWB	Change in fair value of annuity and life embedded derivatives	(1,050,873)	161,496
GMAB	Change in fair value of annuity and life embedded derivatives	(116,092)	5,734

	Total change in fair value of annuity and life embedded derivatives	(2,058,758)	193,750

OTC	Change in fair value of assets and liabilities	(50,679)	69,879
ETO	Change in fair value of assets and liabilities	—	(378)
Futures	Change in fair value of assets and liabilities	(369,795)	(308,949)
SARs	Change in fair value of assets and liabilities	(294)	436
CDO embedded derivative	Change in fair value of assets and liabilities	—	(188)
TBA securities	Change in fair value of assets and liabilities	3,367	867
IRS	Change in fair value of assets and liabilities	1,110,781	(130,987)
TRS	Change in fair value of assets and liabilities	128,994	(78,294)
CDS	Change in fair value of assets and liabilities	2,036	436
Other embedded derivatives	Change in fair value of assets and liabilities	(286)	423

	Total change in fair value of freestanding and other derivatives	824,124	(446,755)

	Total derivative loss, net	$(1,581,355)	(114,908)

Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Consolidated Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	June 30, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$1,484,324	—	1,484,324	(595,961)	(827,000)	61,363
Derivative liabilities	(612,120)	—	(612,120)	595,961	16,159	—

Net derivatives	$872,204	—	872,204	—	(810,841)	61,363

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$587,898	—	587,898	(346,116)	(216,659)	25,123
Derivative liabilities	(350,276)	—	(350,276)	346,116	4,160	—

Net derivatives	$237,622	—	237,622	—	(212,499)	25,123

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the gross amounts of assets or liabilities as presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.

(5)	Derivatives and Hedging Instruments

The Company uses exchange traded and OTC derivative instruments as a risk management strategy to hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Consolidated Financial Statements using valuation techniques further discussed in note 6.

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash Flow Hedges

IRS were used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities until January 2015. Beginning in 2014, the Company started using foreign currency swaps to hedge against foreign currency and interest fluctuations on certain foreign denominated fixed-maturity securities. IRS and foreign currency swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and are determined to be highly effective as of December 31, 2015 and 2014. The cumulative amount of unrealized gains and losses on the effective portion of the IRS is recorded as a component of total other comprehensive income in the Consolidated Statements of Comprehensive Income.

The following table presents the components of the gains or losses related to the effective portion of the derivatives that qualify as cash flow hedges:

Derivatives designated as	Amount of gains (losses) recognized at December 31
cash flow hedging instruments	2015	2014	2013
Interest rate swaps, net of tax benefit of ($332), ($217), and ($238), at December 31, 2015, 2014, and 2013, respectively	$(617)	(403)	(443)
Foreign currency swaps, net of tax expense of $15,550, $4,683, and $0 at December 31, 2015, 2014, and 2013, respectively	28,879	8,698	—

Total	$28,262	8,295	(443)

At December 31, 2015, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. Recurring interest income earned is recorded in Interest and similar income, net in the Consolidated Statements of Operations. The Company has estimated $7,039 of interest income will be earned in 2016 from the cross currency swaps. In the event that cash flow hedge accounting is no longer applied, because the derivatives are no longer designated as a hedge, or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

Nonqualifying Strategies

Option Contracts

The Company utilizes OTC options and ETOs with the objective to economically hedge certain fixed-indexed annuity and life products tied to certain indices as well as certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allow the Company to mitigate counterparty credit risk. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AA+ from S&P. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

As of December 31, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	2015	2014
Options:
Purchased (asset):
Amortized cost	$589,415	516,120
Fair value	359,949	504,309
Notional	28,073,842	40,747,227
Sold (liability):
Basis	$341,266	323,227
Fair value	226,761	322,185
Notional	24,549,455	32,723,520

Futures

The Company utilizes exchange traded futures to economically hedge fixed-indexed annuity, life, and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index, therefore, no asset or liability is recorded as of December 31, 2015 and 2014. Futures contracts are also utilized to hedge the investment risk associated with seed money. The fair value of the collateral posted for exchange traded derivatives is discussed in the derivative collateral management section below.

Interest Rate Swaps

The Company utilizes OTC and exchange traded IRS to economically hedge certain variable annuity and fixed-index annuity guarantees. The Company can receive the fixed or variable rate. The IRS are traded in varying maturities. The Company only enters into OTC IRS contracts with counterparties rated BBB+ or better.

IRS traded after May 2013 are centrally cleared through an exchange. For IRS traded prior to June 2013, the interest rate swap exposure was netted with other OTC derivatives upon settlement and were subject to the rules of the International Swaps and Derivatives Association, Inc. agreements. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

Total Return Swaps

The Company engages in the use of OTC Total Return Swaps (TRS), which allow the parties to exchange cash flows based on a variable reference rate such as the three-month LIBOR and the return of an underlying index. The Company uses the TRS with the intent to economically hedge fixed-indexed annuity and variable annuity guarantees. The fair value of the collateral posted for OTC derivatives is discussed in the derivative collateral management section below.

To Be Announced Securities

Beginning in 2015, the Company began transacting OTC To Be Announced (TBA) securities to economically hedge market risks embedded in certain life and annuity products. The Company uses the OTC TBA forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company is exposed to market risk to the extent the Company is over or under-hedged from an economic perspective. To mitigate counterparty credit risk, the Company establishes relationships with only counterparties rated BBB+ and higher. The fair value of the collateral posted for OTC derivatives is discussed in the derivative collateral management section below.

Credit Default Swaps

The Company utilizes exchange traded CDS, to economically hedge certain fixed-indexed annuity guarantees. The CDS within the investment portfolios assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company can be required to pay or be the net receiver on the contract depending on the net position. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount. The fair value of the collateral posted for exchange traded derivatives is discussed in the derivative collateral management section below.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2015 and 2014:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
2015:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$150,900	1,569	7	BBB+

Total	$150,900	1,569

2014:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$145,300	2,364	8	BBB+
Below investment grade risk Emerging markets sovereign credit	6,200	(642)	11	BBB-

Total	$151,500	1,722

Derivative Collateral Management

The Company manages separate collateral for exchange traded and OTC derivatives. The total collateral posted for exchange traded derivatives at December 31, 2015 and 2014, had a fair value of $1,019,112 and $1,226,231, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company retains ownership of the exchange traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The total collateral posted for OTC derivatives at December 31, 2015 and 2014, had a fair value of $13,939 and $66,273, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.

Stock Appreciation Rights

The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with the Allianz SE stock-based compensation plan, which awards certain employees stock appreciation rights (SARs). The contracts are recorded at fair value within Derivatives on the Consolidated Balance Sheets with the change in fair value recorded in Change in fair value of assets and liabilities on the Consolidated Statements of Operations. As of December 31, 2015 and 2014, the Company owned 7,422 and 30,897 contracts with a cost of $293 and $1,002, respectively. See further discussion of the stock-based compensation plan in note 18.

Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within Account balances and future policy benefit reserves on the Consolidated Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Consolidated Statements of Operations.

The Company bifurcated and separately recorded an embedded derivative related to certain CDOs. The last of these CDOs was liquidated in 2015. See note 4 for further detail relating to the liquidation of this CDO. The embedded derivative was recorded within Derivatives on the Consolidated Balance Sheets, with changes in fair value reported in Change in fair value of assets and liabilities on the Consolidated Statements of Operations.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as
cash flow hedging instruments	2015	2014
Interest rate swaps	$—	950
Foreign currency swaps	53,794	15,647

Total cash flow hedging instruments	$53,794	16,597

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net
OTC	$132,574	180,789
ETO	—	33
SARs	614	1,302
GMWB	(2,170,539)	(1,491,280)
GMAB	(374,857)	(264,857)
MVLO	(14,495,312)	(14,903,758)
CDO embedded derivative	—	3,669
TRS	(31,462)	7,156
Other embedded derivative	3,097	1,673
Interest rate swaps	82,705	62,297
TBA Securities	(34)	—

Total nonqualifying hedging instruments	(16,853,214)	(16,402,976)

Total derivative instruments	$(16,799,420)	(16,386,379)

Location in Consolidated Balance Sheets
Derivatives	$591,609	721,736
Account balances and future policy benefit reserves	(17,040,708)	(16,659,895)
Derivative liability	(350,321)	(448,220)

Total derivative instruments	$(16,799,420)	(16,386,379)

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

Derivatives designated as nonqualifying hedging instruments and	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the years ended December 31
certain hedged item, net	Statements of Operations	2015	2014	2013
MVLO	Policy fees	$79,951	194,229	568,744
MVLO	Policyholder benefits	115,737	2,159	10,191
MVLO	Change in fair value of annuity and life embedded derivatives	212,758	(3,344,049)	(2,677,038)
GMWB	Change in fair value of annuity and life embedded derivatives	(679,259)	(1,445,524)	912,073
GMAB	Change in fair value of annuity and life embedded derivatives	(122,094)	(166,411)	166,904

	Total change in fair value of annuity and life embedded derivatives	(588,595)	(4,955,984)	(1,598,061)

OTC	Change in fair value of assets and liabilities	(361,419)	862,097	(479,713)
ETO	Change in fair value of assets and liabilities	291	66,855	(11,538)
Futures	Change in fair value of assets and liabilities	(423,134)	(267,628)	1,693,399
SARs	Change in fair value of assets and liabilities	630	69	1,823
CDO embedded derivative	Change in fair value of assets and liabilities	(188)	(150)	(119)
Other embedded derivatives	Change in fair value of assets and liabilities	1,423	(230)	(623)
Forward commitments	Change in fair value of assets and liabilities	330	—	—
Interest rate swaps	Change in fair value of assets and liabilities	279,158	1,085,355	(684,511)
TRS	Change in fair value of assets and liabilities	4,093	113,236	391,726
Credit Default Swaps	Change in fair value of assets and liabilities	(2,220)	(626)	—

	Total change in fair value of freestanding and other derivatives	(501,036)	1,858,978	910,444

	Total derivative loss, net	$(893,943)	(2,900,618)	(108,682)

Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Consolidated Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$587,898	—	587,898	(346,116)	(216,659)	25,123
Derivative liabilities	(350,276)	—	(350,276)	346,116	4,160	—

Net derivatives	$237,622	—	237,622	—	(212,499)	25,123

	December 31, 2014
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$715,092	—	715,092	(424,495)	(212,596)	78,001
Derivative liabilities	(448,220)	—	(448,220)	424,495	23,352	(373)

Net derivatives	$266,872	—	266,872	—	(189,244)	77,628

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the gross amounts of assets or liabilities as presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.